Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Investments in Associates and Joint Ventures
Investments in Associates and Joint Ventures
10.	Investments in Associates and Joint Ventures

At December 31, 2024 and 2023, the Group had the following investments in associates and joint ventures accounted for by the equity method:

	Ownership as of
	December 31,
	2024	2023	2024		2023
Associates:
TelevisaUnivision and subsidiaries	43.0%	43.7%	Ps.	43,220,986	Ps.	42,326,344
Other				63,658		50,277
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (collectively “GTAC”) (1)	33.3%	33.3%		952,721		844,728
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (2)	50.0%	50.0%		199,332		206,289
			Ps.	44,436,697	Ps.	43,427,638

(1)	GTAC was granted a 20-year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. A subsidiary of the Company entered into long-term loans to provide financing to GTAC for an aggregate principal amount of Ps.1,527,898, with an annual interest of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these long-term loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2025 and 2034. During the years ended December 31, 2024 and 2023, GTAC paid principal and interest to the Group in connection with these long-term loans in the aggregate principal amount of Ps.183,031 and Ps.178,914, respectively. The net investment in GTAC as of December 31, 2024 and 2023, included amounts receivable in connection with these long-term loans to GTAC in the aggregate amount of Ps.1,024,371 and Ps.948,549, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).
(2)	The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. As of December 31, 2024 and 2023, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837.

TelevisaUnivision

The Group accounts for its investment in common stock of TelevisaUnivision, the parent company of Univision Communications Inc. (“Univision”), under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Accounting Standards, over TelevisaUnivision operations. The Group has the ability to exercise significant influence over the operating and financial policies of TelevisaUnivision because (i) it owned 9,290,999 Class A Common Stock shares and 750,000 Series B Preferred Stock shares of TelevisaUnivision as of December 31, 2024 and 2023, representing 43.0% and 43.7% of the outstanding common and preferred shares of TelevisaUnivision on an as-converted basis (excluding unvested and/or unsettled stock, restricted stock units and options of TelevisaUnivision), respectively, and 44.0% and 44.4% of the outstanding voting common shares of TelevisaUnivision, respectively; and (ii) it has designated three members of the Board of Directors of TelevisaUnivision, one of which serves as the Chairman. The Chairman does not presently have a tie-breaking vote or other similar power in connection with any decisions of the Board. The governing documents of TelevisaUnivision provide for an 11-member Board of Directors; however, the Board of Directors currently consists of nine members, and the Group has the right to appoint two additional members.

The Series B Preferred Stock shares of TelevisaUnivision, with an annual preferred dividend of 5.5% payable on a quarterly basis, are entitled or permitted to vote on any matter required or permitted to be voted upon by the stockholders of TelevisaUnivision. The investment in Series B Preferred Stock shares of TelevisaUnivision has been classified by the Group as investments in associates and joint ventures because this investment has in substance potential voting rights and gives access to the returns associated with an ownership in TelevisaUnivision. In connection with this investment, the Group received from TelevisaUnivision a preferred dividend in cash in the aggregate amount of U.S.$41.3 million (Ps.777,838), U.S.$41.3 million (Ps.716,905) and U.S.$37.8 million (Ps.752,556) for the years ended December 31, 2024, 2023 and 2022, respectively, which was accounted for in share of income or loss of associates in the Group’s consolidated statement of income or loss for those years.

In conjunction with the TelevisaUnivision Transaction, and other observable indications that the value of the Group’s net investment in TelevisaUnivision increased significantly during 2022 (including internal valuations of the recoverable amount of TelevisaUnivision), the Group recognized the reversal of a remaining impairment loss related to its net investment in shares of TelevisaUnivison, in the amount of U.S.$29.5 million (Ps.593,838) in share of income or loss of associates and joint ventures in the Group’s consolidated statement of income or loss for the year ended December 31, 2022.

The Group recognized a share in loss of TelevisaUnivision for the years ended December 31, 2024, 2023 and 2022, primarily in connection with impairment adjustments for goodwill and indefinite-lived intangible assets recognized by TelevisaUnivision in the fourth quarter of 2024, 2023 and 2022 (see Notes 2 (a), 3, 20, 23 and 28).

The Group recognized a dilution loss in its investment in capital stock of TelevisaUnivision for the years ended December 31, 2024 and 2023, resulting from a decrease in its share in TelevisaUnivision from 43.7% to 43.0%, and from 44.4% to 43.7%, respectively, on an as-converted basis (excluding unvested and/or unsettled stock, restricted stock units and options of TelevisaUnivision).

A roll forward of investments in associates and joint ventures for the years ended December 31, 2024 and 2023, is presented as follows:

	2024		2023
At January 1	Ps.	43,427,638	Ps.	50,450,949
Share of loss of associates and joint ventures, net		(960,415)		(4,803,533)
Share of other comprehensive income of associates		(7,061,676)		4,278,531
Long-term loans granted to GTAC, net		128,881		155,062
Foreign currency translation adjustments		8,946,557		(6,585,695)
GTAC payments of principal and interest		(183,031)		(178,914)
Dividends from PDS		(10,000)		(8,000)
Investment in other associate		18,770		—
Other		129,973		119,238
At December 31	Ps.	44,436,697	Ps.	43,427,638

IFRS Summarized Financial Information of TelevisaUnivision

IFRS summarized financial information of TelevisaUnivision as of December 31, 2024 and 2023, respectively (amounts in thousands of U.S. dollars):

	2024		2023
Current assets (include cash and cash equivalents for U.S.$329,800 and U.S.$220,900, respectively)	U.S.$	2,616,600	U.S.$	2,751,600
Non-current assets		13,160,000		15,426,900
Total assets		15,776,600		18,178,500
Current liabilities (include financial liabilities for U.S.$53,100 and U.S.$46,200, respectively)		1,450,900		1,780,400
Non-current liabilities (include financial liabilities for U.S.$308,100 and U.S.$479,900, respectively)		12,100,700		13,229,000
Total liabilities		13,551,600		15,009,400
Total net assets	U.S.$	2,225,000	U.S.$	3,169,100

The table below reconciles the summarized financial information of TelevisaUnivision to the carrying amount of the Group’s interest TelevisaUnivision as of December 31, 2024 and 2023, respectively (amounts in thousands of U.S. dollars):

	2024		2023
Ownership as of December 31		43.0%		43.7%
Group’s share of net assets	U.S.$	955,705	U.S.$	1,384,364
Group’s share of net assets	Ps.	19,944,707	Ps.	23,440,738
Goodwill and other indefinite-lived intangible assets		7,624,454		6,186,231
Group’s investment in preferred shares		15,651,825		12,699,375
Carrying amount of the Group´s interest in TelevisaUnivision	Ps.	43,220,986	Ps.	42,326,344

IFRS summarized financial information of TelevisaUnivision for the years ended December 31, 2024, 2023 and 2022 (amounts in thousands of U.S. dollars):

	2024		2023		2022
Revenue	U.S.$	5,055,500	U.S.$	4,928,000	U.S.$	4,609,600
Depreciation and amortization		551,600		570,700		524,300
Finance income		212,200		100,300		11,400
Finance expense		791,600		752,400		652,600
Loss from continuing operations		(62,500)		(513,000)		(1,203,200)
Income tax expense		(31,400)		(129,200)		(232,400)
Net loss		(93,900)		(642,200)		(1,435,600)
Other comprehensive (loss) income		(883,900)		535,400		471,113
Total comprehensive loss		(977,800)		(106,800)		(964,487)
Preferred dividends received from TelevisaUnivision		41,250		41,250		37,812

The table below reconciles the summarized financial information of TelevisaUnivision to the carrying amount of the Group´s interest in TelevisaUnivision for the years ended December 31, 2024, 2023 and 2022 (amounts in thousands of U.S. dollars):

	2024		2023		2022
Net loss	U.S.$	(40,333)	U.S.$	(280,533)	U.S.$	(637,955)
Other comprehensive (loss) income		(379,662)		233,880		209,354

Net loss	Ps.	(838,874)	Ps.	(4,940,904)	Ps.	(12,555,817)
Other comprehensive (loss) income		(7,061,645)		4,278,446		4,245,660
Purchase price allocation and other adjustments:
Net (loss) income adjustments		(151,397)		128,148		3,790,887
Group’s interest in TelevisaUnivision:
Net loss		(990,271)		(4,812,756)		(8,764,930)
Other comprehensive (loss) income		(7,061,645)		4,278,446		4,245,660
Reversal of impairment		—		—		593,838

Combined condensed balance sheet information related to the Group’s share in associates other than TelevisaUnivision as of December 31, 2024 and 2023, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2024		2023
Current assets	Ps.	17,847	Ps.	17,809
Non-current assets		43,983		47,657
Total assets		61,830		65,466
Current liabilities		13,849		12,487
Non-current liabilities		26,095		25,704
Total liabilities		39,944		38,191
Net assets	Ps.	21,886	Ps.	27,275
Goodwill, purchase price allocation and other adjustments		41,772		23,002
Carrying amount of the Group’s interest in associates	Ps.	63,658	Ps.	50,277

Combined condensed balance sheet information related to the Group’s share in joint ventures as of December 31, 2024 and 2023, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2024		2023
Current assets	Ps.	175,520	Ps.	178,846
Non-current assets		1,065,472		937,841
Total assets		1,240,992		1,116,687
Current liabilities		56,799		96,005
Non-current liabilities		1,170,348		1,032,051
Total liabilities		1,227,147		1,128,056
Net assets (liabilities)	Ps.	13,845	Ps.	(11,369)
Goodwill, purchase price allocation and other adjustments		113,837		113,837
Long-term loans granted to GTAC, net		1,024,371		948,549
Carrying amount of the Group´s interest in joint ventures	Ps.	1,152,053	Ps.	1,051,017

The Group recognized its share of comprehensive income (loss) of associates and joint ventures other than TelevisaUnivision for the years ended December 31, 2024, 2023 and 2022, as follows:

	2024		2023		2022
Share of income of associates and joint ventures, net	Ps.	29,856	Ps.	9,223	Ps.	40,287
Share of other comprehensive income of associates and joint ventures:
Other items of comprehensive (loss) income, net		(31)		85		(114)
		(31)		85		(114)
Share of comprehensive income of associates and joint ventures	Ps.	29,825	Ps.	9,308	Ps.	40,173